ACQUISITION - Assets Acquired (Details) - USD ($)	Apr. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Liabilities assumed:
Preliminary Goodwill		$ 4,448,000	$ 2,857,000	$ 2,857,000
Sentry Neuromonitoring, LLC
Business Acquisition [Line Items]
Cash	$ 1,125,000
Common stock, at fair value	2,275,000
Total consideration	3,400,000
Assets acquired:
Cash	51,000
Accounts receivable	2,000,000
Right of use assets	131,000
Total assets acquired	2,182,000
Liabilities assumed:
Accounts payable and accrued liabilities	242,000
Lease liability	131,000
Total liabilities assumed	373,000
Preliminary Goodwill	$ 1,591,000